Non-current provisions and other non-current financial and non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Non-current provisions and other non-current financial and non-financial liabilities
Schedule of development of non-current provisions

Development of non-current provisions
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2024	translation	group	Utilized	Reversed	Additions	Reclassifications	2024

Self-insurance programs	113,617	7,069	—	—	—	—	(3,838)	116,848
Personnel expenses	38,533	1,075	(2,004)	(2,608)	(2,665)	33,658	(12,921)	53,068
Asset retirement obligations	12,311	(234)	545	(486)	(216)	1,046	—	12,966
Interest payable related to income taxes	3,989	89	—	—	—	852	—	4,930
Other non-current provisions	6,847	(145)	(28)	(619)	(1,652)	5,659	(1,358)	8,704
Non-current provisions	175,297	7,854	(1,487)	(3,713)	(4,533)	41,215	(18,117)	196,516

For further information regarding self-insurance programs, see note 2 d).

Schedule of other non-current financial liabilities

Other non-current financial liabilities
in € THOUS
	2024	2023

Put option liabilities	491,910	690,567
Variable payments outstanding for acquisitions	6,806	24,666
Other	39,969	427
Other non-current financial liabilities	538,685	715,660

Schedule of other financial liabilities

Other non-current liabilities
in € THOUS
	2024	2023

Labor Expense non-current	121,731	105,186
Deferred Income	34,018	13,872
Other	21,898	38,458
Other non-current liabilities	177,647	157,516